Marketable debt securities	12 Months Ended
Dec. 31, 2022
Marketable Debt Securities [Abstract]
Marketable debt securities	Marketable debt securities
a) Breakdown
The detail, by classification and type, of Marketable debt securities is as follows:

EUR million
	2022	2021	2020
Classification
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	5,427	5,454	4,440
Financial liabilities at amortized cost	274,912	240,709	230,829
	280,339	246,163	235,269
Type
Bonds and debentures outstanding	211,597	194,362	191,577
Subordinated	25,717	25,938	21,686
Notes and other securities	43,025	25,863	22,006
	280,339	246,163	235,269
The distribution of the book value of debt securities issued by contractual maturity at 31 December 2022 is shown below:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	678	3,706	3,774	17,559	25,717
Senior unsecured debt	5,224	13,924	48,113	31,854	28,342	127,457
Senior secured debt	4,204	15,445	30,808	20,786	12,897	84,140
Promissory notes and other securities	25,659	17,366	—	—	—	43,025
Debt securities issued	35,087	47,413	82,627	56,414	58,798	280,339
The distribution by contractual maturity of the notional amounts of these debt securities issued at 31 December 2022 is as follows:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	663	3,728	3,810	17,502	25,703
Senior unsecured debt	5,255	14,006	48,398	32,042	28,510	128,211
Senior secured debt	4,203	15,440	30,799	20,780	12,892	84,114
Promissory notes and other securities	25,647	17,358	—	—	—	43,005
Debt securities issued	35,105	47,467	82,925	56,632	58,904	281,033
b) Bonds and debentures outstanding
The detail, by currency of issue, of 'Bonds and debentures outstanding' is as follows:

				2022
	EUR million
Currency of issue	2022	2021	2020	Outstanding issue amount in foreign currency (Million)	Annual interest rate (%)
Euro	87,295	90,348	89,031	87,295	1.38%
US dollar	75,798	66,581	61,174	80,930	3.10%
Pound sterling	15,883	13,340	16,569	14,084	2.81%
Brazilian real	18,024	9,131	8,398	101,835	12.52%
Chilean peso	4,653	3,757	5,624	4,230,507	2.74%
Other currencies	9,944	11,205	10,781
Balance at end of year	211,597	194,362	191,577
The changes in 'Bonds and debentures outstanding' were as follows:

EUR million
	2022	2021	2020
Balance at beginning of year	194,362	191,577	208,455
Net inclusion of entities in the Group	—	—	785
Issues	66,033	59,937	54,905
Of which:
Banco Santander, S.A.	19,243	11,766	10,220
Santander Consumer USA Holdings Inc.	13,315	15,771	12,246
Banco Santander (Brasil) S.A.	11,233	14,996	11,036
Santander UK Group Holdings plc	10,178	3,372	6,320
Santander Holdings USA, Inc.	2,315	—	1,269
Banco Santander - Chile	1,486	1,158	766
Santander Consumer Finance, S.A.	1,293	1,169	2,394
Santander Bank, National Association	1,222	252	—
SC Germany S.A., Compartment Consumer 2022-1	972	—	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	837	541	1,770
PSA Financial Services Spain, E.F.C., S.A.	706	—	605
Santander Consumer Bank AS	619	779	773
Santander International Products, Plc.	599	914	1,588
PSA Banque France	60	815	385
Santander Factoring Sp. z o.o.	32	819	391
PSA Bank Deutschland GmbH	20	600	—
Santander Consumo 4, F.T.	—	1,531	—
SC Germany S.A., Compartment Consumer 2021-1	—	1,496	—
Auto ABS French Lease Master Compartment 2016	—	900	300
SC Germany S.A., Compartment Consumer 2020-1	—	—	1,800
SCF Rahoituspalvelut IX DAC	—	—	650
Redemptions and repurchases	(49,903)	(61,846)	(62,699)
Of which:
Santander Consumer USA Holdings Inc.	(15,252)	(15,151)	(13,959)
Banco Santander, S.A.	(9,297)	(3,185)	(5,991)
Santander UK Group Holdings plc	(5,267)	(14,695)	(14,102)
Santander Consumer Finance, S.A.	(3,357)	(3,779)	(4,371)
Santander Holdings USA, Inc.	(3,153)	(778)	(1,201)
Banco Santander (Brasil) S.A.	(2,721)	(15,182)	(14,211)
Banco Santander - Chile	(1,452)	(1,030)	(1,974)
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(1,316)	(411)	(415)
PSA Banque France	(1,165)	(335)	(684)
Santander Consumer Bank AS	(972)	(348)	(936)
SC Germany S.A., Compartment Consumer 2020-1	(724)	(92)	—
Santander Leasing S.A.	(590)	(291)	(460)
Santander Consumer Bank AG	(500)	—	—
Santander Factoring Sp. z o.o.	(142)	(920)	(299)
Banco Santander Totta, S.A.	(62)	(9)	(784)
Auto ABS French Lease Master Compartment 2016	—	(900)	—
Exchange differences and other movements	1,105	4,694	(9,869)
Balance at year-end	211,597	194,362	191,577
c) Notes and other securities
The notes of the Group (see Note 22.a) were issued basically by Santander Consumer Finance, S.A., Santander UK plc, Banco Santander (México), S.A. Institución de Banca Múltiple, Grupo Financiero Santander México, Banco Santander, S.A., Santander Consumer Bank AG, PSA Banque France, Banco Santander - Chile and Banco Santander S.A. - Uruguay.
d) Guarantees
Set forth below is information on the liabilities secured by assets:

EUR million
	2022	2021	2020
Asset-backed securities	40,138	40,519	35,753
Of which, mortgage-backed securities	1,549	1,487	2,274
Other mortgage securities	43,650	41,779	49,425
Of which: mortgage-backed bonds	22,049	23,197	24,736
Territorial covered bond	352	630	869
	84,140	82,928	86,047
The main characteristics of the assets securing the aforementioned financial liabilities are as follows:
1.Asset-backed securities
a.Mortgage-backed securities- these securities are secured by mortgage assets (see Note 10.e) with average maturities of more than ten years that must: be a first mortgage for acquisition of principal or second residence, be current in payments, have a loan-to-value ratio below 80% and have a liability insurance policy in force covering at least the appraisal value. The value of the financial liabilities broken down in the foregoing table is lower than the balance of the assets securing them —securitised assets retained on the balance sheet— mainly because the Group repurchases a portion of the bonds issued, and in such cases they are not recognised on the liability side of the consolidated balance sheet.
b.Other asset - backed securities: includes asset-backed securities, notes issued by securitization funds collateralized mainly by mortgage loans that do not meet the above requirements and other loans (mainly personal loans with an average maturity of five years and loans to SMEs with average maturities of seven years) and private issues of Santander Consumer USA Holdings Inc collateralized by vehicles assigned under operating leases.
2.Other mortgage securities include mainly:
a.Mortgage-backed bonds with average maturities of more than ten years that are secured by a portfolio of mortgage loans and credits (included in secured loans  —see note 10.b—) which must: not be classified as of procedural stage; have available appraisals performed by specialised entities; have a loan-to-value (LTV) ratio below 80% in the case of home loans and below 60% for loans for other assets and have sufficient liability insurance.
b.Other debt securities issued as part of the Group’s liquidity strategy in the UK, mainly covered bonds in the UK secured by mortgage loans and other assets.
Additionally, Banco Santander, S.A. issues internationalization certificates, which are securities whose capital and interest are guaranteed by loans and credits that are linked to the financing of export contracts or the internationalization of companies. These internationalization certificates have been fully repurchased by Banco Santander, S.A.
The fair value of the guarantees received by the Group (financial and non-financial assets) which the Group is authorised to sell or pledge even if the owner of the guarantee has not defaulted is scantly material taking into account the Consolidated financial statements as a whole.
e) Mortgage-backed bonds
The members of the board of directors state that Banco Santander operates in the field of issuances in the Spanish mortgage market, has and has established express policies and procedures that cover all the activities carried out and that guarantee strict compliance with the mortgage market regulations applicable to these activities for the purposes of the provisions of Bank of Spain Circular 4/2017.
The risk policies applicable to mortgage market transactions envisage maximum loan-to-value (LTV) ratios, and specific policies are also in place adapted to each mortgage product, which occasionally require the application of stricter limits.
Grupo Santander’s general policies in this respect require the repayment capacity of each potential customer (the effort ratio in loan approval) to be analysed using specific indicators that must be met. This analysis must determine whether each customer’s income is sufficient to meet the repayments of the loan requested. In addition, the analysis of each customer must include a conclusion on the stability over time of the customer’s income considered with respect to the life of the loan. The aforementioned indicator used to measure the repayment capacity (effort ratio) of each potential customer takes into account mainly the relationship between the potential debt and the income generated, considering on the one hand the monthly repayments of the loan requested and other transactions and, on the other, the monthly salary income and duly supported income.
Grupo Santander entities have specialised document comparison procedures and tools for verifying customer information and solvency (see note 53).
Grupo Santander entities’ procedures envisage that each mortgage originated in the mortgage market must be individually valued by an appraisal company not related to the Group.
In accordance with Articles 18.1 and 21 of RDL 24/2021, any appraisal company approved by the Bank of Spain may issue valid appraisal reports. However, as permitted by this same article, the Group entities perform several checks and select, from among these companies, a small group with which they enter into cooperation agreements with special conditions and automated control mechanisms. The Group’s internal regulations specify, in detail, each of the internally approved companies, as well as the approval requirements and procedures and the controls established to uphold them. In this connection, the regulations establish the functions of an appraisal company committee on which the various areas of the Group related to these companies are represented. The aim of the committee is to regulate and adapt the internal regulations and the activities of the appraisal companies to the current market and business situation (see note 2.i).
Basically, the companies wishing to cooperate with the Group must have a significant level of activity in the mortgage market in the area in which they operate, they must pass a preliminary screening process based on criteria of independence, technical capacity and solvency -in order to ascertain the continuity of their business- and, lastly, they must pass a series of tests prior to obtaining definitive approval.
In order to fully comply with the legislation, any appraisal provided by the customer is reviewed, irrespective of which appraisal company issues it, to check that the requirements, procedures and methods used to prepare it are formally adapted to the valued asset pursuant to current legislation and that the values reported are customary in the market.
The information currently required by Bank of Spain circular 4/2017:

EUR million
	2022	2021	2020
Face value of the outstanding mortgage loans and credits that support the issuance of mortgage-backed and mortgage bonds pursuant to Royal Decree 716/2009 (excluding securitised bonds)	80,946	83,088	76,554
Of which:
Loans eligible to cover issues of mortgage-backed securities	65,779	64,896	57,382
Transfers of assets retained on balance sheet: mortgage-backed certificates and other securitised mortgage assets	9,769	11,133	17,610

The mortgage bonds issued by Banco Santander are securities that, without prejudice to the universal patrimonial responsibility of the issuer, and in accordance with the provisions of RDL 24/2021, are specially guaranteed, together with the rest of the issuer's obligations under a preferential right on all the assets that make up the Mortgage Bonds Coverage Set at any time without the need to affect said assets as collateral by means of a public deed, or any registration in any public registry or any other formality.
The Mortgage Bonds Coverage Set is made up of: (i) admissible mortgage loans in accordance with the provisions of article 23 of RDL 24/2021, although it may also be made up of, likewise, (ii) admissible liquid assets in accordance with the contained in article 11 of RDL 24/2021, (iii) admissible substitution assets in accordance with the provisions of the third section of article 23 of RDL 24/2021 and (iv) admissible derivative instruments in accordance with the provisions of article 12 of the RDL 24/2021, in the quantity and with the characteristics provided for in RDL 24/2021.
Mortgage bonds incorporate the credit right of their holder against the issuing entity, guaranteed in the manner indicated in the previous paragraph, and are accompanied by execution to claim payment from the issuer after its expiration. The holders of these titles have the character of singularly privileged creditors, with the preference currently indicated in numbers 8 of article 1,922 and 6 of article 1,923 of the Civil Code over any other creditors, in relation to all the assets that integrate the Mortgage Bonds Coverage Set. Pursuant to current regulations, all holders of the Issuer's covered bonds, regardless of their issuance date, will have the same priority over the assets included in the Mortgage Bonds Coverage Set.
In the event of bankruptcy, holders of identity cards, as long as they are not considered 'persons specially related' to the issuing entity in accordance with Royal Legislative Decree 1/2020, of May 5, which approves the consolidated text of the Bankruptcy Law (the 'Bankruptcy Law'), would enjoy the special privilege established in number 7 of article 270 of the aforementioned Bankruptcy Law, which will only apply to the part of the bankruptcy credit that does not exceed the value of the guarantee (calculated in accordance with article 44 of RDL 24/2021). Pursuant to the provisions of said Chapter, in the event of bankruptcy of the Issuer, the coverage assets of the Mortgage Bonds Coverage Set individualized and identified in the special register where the Mortgage Bonds Coverage Set is segregated in accordance with the certification issued by the mortgage bond control body will be materially segregated from the issuer's equity and will form a separate equity that will operate in legal transactions represented by a special administrator.
Once the segregation has been carried out, in accordance with the provisions of article 44.2 of RDL 24/2021, if the total value of the assets that make up each separate patrimony is greater than the total value of the liabilities guaranteed by said separate patrimony plus the legal over-guarantee, contractual or voluntary and the liquidity requirement, the special administrator may decide whether to continue with the current management of the corresponding separate equity until its maturity or make a total or partial assignment of the separate equity to another entity issuing guaranteed bonds. Otherwise, the special administrator will request the liquidation of said separate patrimony following the ordinary bankruptcy procedure. The request for liquidation of the separate patrimony will produce (a) the early maturity of all the issuer's securities guaranteed by the assets that make up the separate patrimony and (b) the beginning of the liquidation of the assets of the separate patrimony. With the amount obtained in the liquidation of the separate patrimony, after deducting the expenses and costs derived from the liquidation of the same, including the remuneration of the special administrator, the holders of the mortgage bonds and the counterparties of derivative contracts included in the Mortgage Bonds Coverage Set (if applicable), in proportion to their credits regardless of the age of the debt. If, once the liquidation of the separate equity has been completed or all its liabilities have expired, there is a remainder, this will correspond to the active mass of the issuer's bankruptcy. If, on the contrary, full satisfaction of the credit is not achieved, in accordance with the provisions of article 42.1 of RDL 24/2021, the unsatisfied part will be recognized in the issuer's bankruptcy with the same priority as that of the rights. of credit of the ordinary unsecured creditors of the issuer.
Grupo Santander has a balance corresponding to mortgage bonds at December 31, 2022 of EUR 22,049 million (all of them issued in euros), which correspond to issues of Banco Santander, SA (with an outstanding face value of EUR 22,099 million). The individual annual accounts of this company detail the issues at 31 December of 2022 and 2021.
The issuing entity may repay the mortgage bonds early, if this has been expressly established in the final conditions of the issue in question and in the conditions established there.
None of the mortgage bonds issued by Banco Santander have replacement assets involved.